Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Jun. 14, 2023
C000241224
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity ETF (Based on Net Asset Value)
T Rowe Price ETF Index: MSCI EAFE Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory/Strategy Benchmark
Account Value	$ 11,185	$ 11,351	$ 10,791	$ 10,529	$ 9,096	$ 10,207	$ 10,000